Related Party Disclosures - Summary Of Material Transactions With Related Parties (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DEB Eishockey Sport GmbH
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions			€ 1,311
Purchase Of Goods And Receipt Of Services Related Party Transactions			0
Dalian Wanda Group Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	€ 2,037	€ 10,317	10,511
Purchase Of Goods And Receipt Of Services Related Party Transactions	0	0	0
Dalian Wanda Group Co., Ltd. Beijing Investment Management Branch
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	392
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Shanghai Qingpu Wanda Mall Investment Co., Ltd
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	188	762
Purchase Of Goods And Receipt Of Services Related Party Transactions	0	0
Nanning Wanda Mall Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	139	859
Purchase Of Goods And Receipt Of Services Related Party Transactions	0	0
Wuhan Wanda East Lake Real Estate Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	121	147	712
Purchase Of Goods And Receipt Of Services Related Party Transactions	0	0	0
Tianjin Free Trade Zone Wanda Real Estate Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	121
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Zhangzhou Wanda Plaza Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	121
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Changchun Auto City Wanda Plaza Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	110
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Dezhou Wanda Plaza Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	121
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Kunming Wanda Plaza Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	121
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Nanjing Wanda Mall Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	121	859
Purchase Of Goods And Receipt Of Services Related Party Transactions	9	0
Jingmen Wanda Plaza Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	121
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Shanghai Wanda Commercial Plaza Real Estate Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	121
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Shiyan Wanda Plaza Real Estate Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	121
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Hefei Yaohai Wanda Plaza Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	121
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Maanshan Wanda Plaza Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	121
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Wanda Sports Travel and Consulting Company
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	166
Purchase Of Goods And Receipt Of Services Related Party Transactions	44
Wanda Business Management Group Co., Ltd.2
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	2,420
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Wanda Hotel Management (Shanghai) Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	24
Purchase Of Goods And Receipt Of Services Related Party Transactions	24
Dalian Wanda Sports Culture Tourism Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	729
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Ankang Wanda Real Estate Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	91
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Guilin Lingui Wanda Real Estate Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	97
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Chengdu Tianfu Wanda Real Estate Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	1,294
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Lanzhou Wanda City Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	442
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Nanjing Lishui Wanda Plaza Co Ltd [Member]
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	200
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Tianshui Wanda Real Estate Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	79
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Taishan Wanda Real Estate Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	79
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Handan Huai Shang District Wanda Plaza Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	79
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Leshan Wanda Plaza Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	79
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Shenyang Quanyun Wanda Plaza Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	79
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Wulanchabu Wanda Real Estate Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	79
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Yangzhou Wanda Real Estate Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	79
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Haian Wanda Real Estate Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	79
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Yanan Wanda Real Estate Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	79
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Changde Wanda Plaza Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	79
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Shengzhou Wucheng Real Estate Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	79
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Zigong Wanda Real Estate Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	79
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Jiujiang Wanda Plaza Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	79
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Wuhan Xinzhou Wanda Real Estate Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	79
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Shaanxi Jinshida Real Estate Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	49
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Jixian Wanda Plaza Commercial Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	11
Purchase Of Goods And Receipt Of Services Related Party Transactions	2
Ziyang Wanda Plaza Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	46
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Yanan Wanda City Real Estate Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	61
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Xi'an Daming Palace Wanda Plaza Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	24
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Shenyang Olympic Body Wanda Plaza Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	49
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Dandong Wanda Plaza Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	24
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Panjin Wanda Plaza Real Estate Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	12
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Yanji Wanda Plaza Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	12
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Yingkou Wanda Plaza Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	12
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Urumqi Wanda Plaza Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	12
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
Wanda Sports & Media (Hong Kong) Co. Limited
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	122
Beijing Wanda Plaza Real Estate Co., Ltd. Wanda Vista Hotel
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	42
Xiamen Jimei Wanda Plaza Commercial Property Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	6
Hangzhou Gongshu Wanda Plaza Commercial Management Co., Ltd
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	7
Fuzhou Wanda Plaza Commercial Property Management Co., Ltd
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	5
Beijing Tongzhou Wanda Plaza Commercial Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	9
Shenyang Tiexi Wanda Plaza Commercial Management Co., Ltd. North 1st Road Branch
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	4
Jinan Gaoxin Wanda Plaza Commercial Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	5
Suzhou Wuzhong Wanda Plaza Commercial Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	4
Shanghai Baoshan Wanda Plaza Commercial Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	11
Dongguan Houjie Wanda Plaza Commercial Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	5
Guangzhou Panyu Wanda Plaza Commercial Property Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	7
Foshan Wanda Plaza Commercial Property Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	7
Wuhan Wanda Plaza Business Management Co., Ltd. Central Cultural Tourism Div.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	6
Xi'an Wanda Plaza Commercial Management Co., Ltd. High-tech Branch
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	5
Mianyang Jingkai Wanda Plaza Commercial Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	121
Purchase Of Goods And Receipt Of Services Related Party Transactions	2
Chongqing Banan Wanda Plaza Commercial Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	2
Changsha Wanda Plaza Commercial Property Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	8
Hefei Wanda Plaza Commercial Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	7
Nanchang Honggutan Wanda Plaza Commercial Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	7
Tianjin Wanda Media Co., Ltd.
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	289
Nanning Wanda International Film City Co., Ltd. Wanda Maodian
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0
Purchase Of Goods And Receipt Of Services Related Party Transactions	16
Sunseeker International Ltd
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions		128
Purchase Of Goods And Receipt Of Services Related Party Transactions		0
International Games Broadcast Services AG
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	2,818	3,850	718
Purchase Of Goods And Receipt Of Services Related Party Transactions	0	0	0
Infront Ringier Sports & Entertainment Switzerland AG
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	17	30	79
Purchase Of Goods And Receipt Of Services Related Party Transactions	449	1,188	1,308
Organizing Committee IIHF 2020 World Championship AG
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	7
Purchase Of Goods And Receipt Of Services Related Party Transactions	0
OC 2018 IIHF WM ApS
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	0	536	100
Purchase Of Goods And Receipt Of Services Related Party Transactions	3	684	0
FIS Marketing AG
Disclosure of transactions between related parties [line items]
Revenue From Sale Of Goods And Rendering Of Services Related Party Transactions	875	855	715
Purchase Of Goods And Receipt Of Services Related Party Transactions	€ 0	€ 0	€ 0